Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

(in thousands of USD)	December 31, 2025	December 31, 2024
Cash at bank and in hand	146,529	38,869
Total	146,529	38,869